Advisors Capital Growth Fund
	Schedule of Investments
	June 30, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS

Equity
153,700	Fidelity Enhanced Large Cap Growth ETF	$ 5,691,511
5,200	Invesco QQQ TrustSM , Series 1	2,868,528
20,600	iShares Russell Mid-Cap Growth ETF	2,856,808
331,900	Schwab U.S. Large-Cap Growth ETF	9,694,799
67,500	SoFi Select 500 ETF	7,973,775
89,600	SPDR® Portfolio S&P 500® Growth ETF	8,540,672
22,100	Vanguard Growth Index ETF Shares	9,688,640
78,100	Vanguard Russell 1000 Growth Index ETF Shares	8,528,520
Total for Exchange Traded Funds (Cost - $51,065,392)		55,843,253	97.26%

MONEY MARKET FUNDS
3,258,222	Goldman Sachs FS Government Fund Institutional -
	Class 4.22% ***	3,258,222	5.67%
Total for Money Market Funds (Cost - $3,258,222)

	Total Investments	59,101,475	102.93%
	(Cost - $54,323,614)

	Liabilities in Excess of Other Assets	(1,682,651)	-2.93%

	Net Assets	$ 57,418,824	100.00%

*** The Yield shown represents the 7-day yield at June 30, 2025.